Offerings - Offering: 1	May 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	16,100,000
Proposed Maximum Offering Price per Unit	37.81
Maximum Aggregate Offering Price	$ 608,741,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,067.13
Offering Note	Includes 2,100,000 shares of the Registrant's Class A common stock subject to the underwriters' option to purchase additional shares. Pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $37.81, which is the average of the high and low prices of the shares of the Class A common stock on May 21, 2025 on the Nasdaq Global Select Market.